UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6604

Dreyfus BASIC Money Market Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	2/28
Date of reporting period:	5/31/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Basic Money Market Fund, Inc.
May 31, 2006 (Unaudited)

Negotiable Bank Certificates Of Deposit--8.0%	Principal Amount ($)	Value ($)

Bank of America N.A.
5.07%, 3/21/07	40,000,000 a	40,000,000
Credit Suisse (Yankee)
4.75%, 7/5/06	40,000,000	40,000,000
Total Negotiable Bank Certificates Of Deposit
(cost $80,000,000)		80,000,000
Commercial Paper--70.5%

Alliance & Leicester PLC
4.92%, 6/23/06	26,498,000	26,419,301
Amsterdam Funding Corp.
4.93%, 6/29/06	45,000,000 b	44,829,550
Barclays U.S. Funding Corp.
5.11%, 8/8/06	40,000,000	39,618,444
Beethoven Funding Corporation
5.06%, 6/27/06	25,000,000 b	24,909,181
Beta Finance Inc.
5.10%, 8/1/06	41,000,000 b	40,650,138
CBA (Delaware) Finance Inc.
4.89%, 6/22/06	20,000,000	19,943,650
CC (USA) Inc.
4.90%, 6/23/06	30,000,000 b	29,911,267
Citigroup Global Markets Holdings Inc.
5.11%, 8/8/06	41,000,000	40,609,293
Cullinan Finance Ltd.
4.90% - 4.93%, 6/22/06 - 6/29/06	25,620,000 b	25,542,669
Deutsche Bank Financial LLC
5.07%, 6/1/06	42,000,000	42,000,000
FCAR Owner Trust, Ser. I
4.91%, 6/23/06	40,000,000	39,881,444
General Electric Capital Corp.
4.93%, 6/29/06	40,000,000	39,848,489
Harrier Finance Funding Ltd.
5.10%, 8/3/06	40,000,000 b	39,647,550
HBOS Treasury Services PLC
5.20%, 9/1/06	40,000,000	39,475,600
HSBC Bank USA N.A.
5.10%, 8/3/06	30,000,000	29,735,925
K2 (USA) LLC
4.93% - 5.20%, 6/28/06 - 8/31/06	19,000,000 b	18,837,453
Mane Funding Corp.
4.92%, 6/26/06	25,500,000 b	25,413,938
Nationwide Building Society
4.90%, 6/23/06	20,000,000	19,940,844
Premier Asset Collateralized Entity LLC
4.90% - 5.12%, 6/12/06 - 8/4/06	42,050,000 b	41,825,883
Scaldis Capital Ltd.

5.10%, 8/3/06	40,000,000 b	39,647,550
UBS Finance Delaware LLC
5.05%, 6/1/06	40,000,000	40,000,000
Total Commercial Paper
(cost $708,688,169)		708,688,169
Corporate Notes--26.4%

Commonwealth Bank of Australia
5.05%, 6/24/06	25,000,000 a	25,000,000
HSH Nordbank AG
4.99%, 6/2/06	45,000,000 a,b	44,997,230
Royal Bank of Scotland PLC
5.07%, 6/21/06	40,000,000 a	40,000,000
Societe Generale
5.14%, 6/1/06	40,000,000 a	40,000,000
Toyota Motor Credit Corp.
5.06%, 8/8/06	30,000,000 a,b	30,000,000
Wells Fargo & Co.
5.00%, 6/5/06	45,000,000 a	45,000,000
Westpac Banking Corp.
5.05%, 6/16/06	40,000,000 a	40,000,000
Total Corporate Notes
(cost $264,997,230)		264,997,230
Time Deposits--.3%

Key Bank U.S.A., N.A. (Grand Cayman)
5.07%, 6/1/06
(cost $2,700,000)	2,700,000	2,700,000
Total Investments (cost $1,056,385,399)	105.2%	1,056,385,399
Liabilities, Less Cash and Receivables	(5.2%)	(52,420,587)
Net Assets	100.0%	1,003,964,812
a	Variable rate security--interest rate subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in
	transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, these securities
	amounted to $406,212,409 or 40.5% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus BASIC Money Market Fund, Inc.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	July 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	July 20, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	July 20, 2006

EXHIBIT INDEX

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)